SonicShares™ Global Shipping ETF

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Commercial Services - 0.7%
Inui Global Logistics Co. Ltd.	4,896	$98,469

Energy - Alternate Sources - 0.3%
Eneti, Inc.	5,424	41,982

Transportation - 98.6%
2020 Bulkers Ltd.	2,982	37,874
AP Moller - Maersk A/S - Class B	205	735,025
Atlas Corp.	34,713	492,230
Avance Gas Holding Ltd.	10,456	41,168
BW LPG Ltd.	20,269	115,041
COSCO SHIPPING Development Co. Ltd - H Share	689,629	125,607
COSCO SHIPPING Energy Transportation Co. Ltd. - H Share	243,134	92,622
COSCO SHIPPING Holdings Co. Ltd. - H Shares (1)	475,164	921,524
Costamare, Inc.	16,941	214,304
D/S Norden A/S	5,614	142,834
Danaos Corp.	2,901	216,560
Dfds A/S (1)	10,262	547,600
DHT Holdings, Inc.	23,234	120,584
Diana Shipping, Inc.	12,210	47,497
Dorian LPG Ltd.	5,568	70,658
Eagle Bulk Shipping, Inc.	1,871	85,131
Euronav NV	53,967	478,697
FLEX LNG Ltd.	7,727	172,620
Frontline Ltd.	27,334	193,251
Genco Shipping & Trading Ltd.	5,804	92,864
Global Ship Lease, Inc. (1)	5,035	115,352
Golden Ocean Group Ltd.	29,221	263,603
Grindrod Shipping Holdings Ltd.	2,679	48,302
Hapag-Lloyd AG	2,402	756,643
International Seaways, Inc.	7,003	102,804
Kawasaki Kisen Kaisha Ltd.	13,461	808,911
KNOT Offshore Partners L.P.	4,594	61,376
Matson, Inc.	5,865	528,026
Mitsui OSK Lines Ltd.	12,643	937,616
MPC Container Ships AS (1)	63,406	176,521
Navios Maritime Partners L.P.	4,171	104,650
Nordic American Tankers Ltd.	21,901	37,013
NS United Kaiun Kaisha Ltd.	4,500	136,577
Orient Overseas International Ltd.	41,985	1,030,198
Pacific Basin Shipping Ltd.	902,875	331,211
Safe Bulkers, Inc. (1)	16,828	63,442
Scorpio Tankers, Inc.	8,083	103,543
SFL Corp. Ltd.	19,182	156,333
SITC International Holdings Co. Ltd.	209,642	758,296
Star Bulk Carriers Corp.	22,502	510,120
Teekay Corp. (1)	13,404	42,089
Teekay LNG Partners L.P.	12,077	204,464
Teekay Tankers Ltd. - Class A (1)	3,913	42,652
Wallenius Wilhelmsen ASA (1)	52,088	298,885
ZIM Integrated Shipping Services Ltd.	10,934	643,575
		13,205,893
Total Common Stocks
(Cost $12,913,625)		13,346,344

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 0.026% (2)	38,167	38,167
Total Short-Term Investments
(Cost $38,167)		38,167

Total Investments in Securities - 99.9%
(Cost $12,951,792)		13,384,511
Other Assets in Excess of Liabilities - 0.1%		18,898
Total Net Assets - 100.0%		$13,403,409

(1) Non-income producing security.
(2) The rate shown is the annualized seven-day effective yield as of December 31, 2021.

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The SonicShares BOAT ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$13,346,344	$–	$–	$13,346,344
Short-Term Investments	–	38,167	–	–	38,167
Total Investments in Securities	$–	$13,384,511	$–	$–	$13,384,511

(1) See Schedule of Investments for the industry breakout.